INSURANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Equity
INSURANCE
Amount of assets or liabilities covered under insurance contracts	R$ 61,187,789	R$ 64,676,890
Business Interruption
INSURANCE
Amount of assets or liabilities covered under insurance contracts	11,381,183	6,610,851
Civil Liability
INSURANCE
Amount of assets or liabilities covered under insurance contracts	R$ 652,973	R$ 627,718